Stock-based compensation plans - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statements [Line Items]
Weighted average fair value per share	¥ 3,665	¥ 3,123	¥ 2,994
Expense from share-based payment transactions with employees	¥ 21,657,000,000	¥ 15,781,000,000	¥ 11,105,000,000
Description of vesting requirements for share-based payment arrangement	The stock acquisition rights granted under the stock option plan primarily have a three-year vesting schedule	The stock acquisition rights granted under the stock option plan primarily have a three-year vesting schedule	The stock acquisition rights granted under the stock option plan primarily have a three-year vesting schedule
Description of maximum term of options granted for share-based payment arrangement	exercisable up to 10 years from the date of grant.	exercisable up to 10 years from the date of grant.	exercisable up to 10 years from the date of grant.
Weighted-average stock price at the time when the stock acquisition rights were exercised during the fiscal years	¥ 13,146	¥ 11,404	¥ 12,627